Related party transactions	12 Months Ended
Dec. 31, 2014
Related party transactions
Related party transactions

24. Related party transactions

        The table below sets forth the major related parties and their relationships with the Group as of December 31, 2014:

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. ("Jiuzhou Tianyuan")	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
Perfect Pictures and Media Group Co., Ltd. ("PW Pictures"), formerly known as Perfect World (Beijing) Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. ("SAIF")	One of the Company's Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company

        During the years ended December 31, 2012, 2013 and 2014, significant related party transactions were as follows:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Marketing services provided by Zhizhu Network	925,000	3,388,750	3,217,275
Office rental income from PW Pictures	680,970	6,261,059	10,230,248
Copyrights purchased from minor investees	—	—	9,058,333
Short-term loans to minor investees	—	—	2,000,000
Prepayments to minor investees for game licenses	—	3,000,000	3,800,000
Marketing services provided by minor investees	—	—	2,337,942

        As of December 31, 2013 and 2014, outstanding amount due from/to related parties were as follows:

	December 31, 2013	December 31, 2014
	RMB	RMB
Prepayment to Zhizhu Network for marketing service	656,136	1,553,200
Prepayment to minor investees for game licenses	2,666,667	3,800,000
Short-term loans to minor investees	—	2,000,000
Others	70,286	28,212

Total	3,393,089	7,381,412

Due to Zhizhu Network for marketing service	41,750	770,475
Due to PW Pictures for office rental deposit	50,000	50,000
Investment payable to minor investee	—	1,600,000
Due to minor investees for marketing service	—	148,400
Due to minor investee for game licenses	—	300,000

Total	91,750	2,868,875